Securities Act of 1933 No. 33-8124
                                     Investment Company Act of 1940 No. 811-4804



                SECURITIES AND EXCHANGE COMMISSION




                      Washington, D. C.  20549


                             FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]
      Post-Effective Amendment No.  13
[X]
                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT CO ACT OF 1940
[X]
      Amendment No. 13
[X]


                          THE ELITE GROUP

      1325-4th Avenue, Suite 2144, Seattle, Washington 98101

                           (206) 624-5863


                        AGENT FOR SERVICE:

                        Richard S. McCormick
        1325-4th Avenue, Suite 2144, Seattle Washington 98101


It is  proposed  that this  filing  will  become  effective  (check appropriate box):
      [   ]  immediately upon filing pursuant to paragraph (b)
      [X]  on    January 30, 1999       pursuant to paragraph (b)
      [   ]  60 days after filing pursuant to paragraph (a)(i)
      [   ]  on                     pursuant to paragraph (a)(i)
      [   ]  75 days after filing pursuant to paragraph (a)(ii)
      [ ] on  __________  pursuant  to  paragraph  (a)(ii)  of rule
485.
If appropriate, check the following box:
      [X]   this   post-effective   amendment   designates   a  new
effective date for a previously filed
              post-effective amendment.


This Registration Statement incorporates by reference the Prospectus and Statement of Additional Information as contained in Post Effective Amendment No. 12 to the Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 18, 1998.



















                               PART C


                           THE ELITE GROUP



                              FORM N-1A
                  Post-Effective Amendment No. 13


                          OTHER INFORMATION



1



ITEM 23.  Exhibits

(a) Declaration of Trust - Incorporated by reference Pre-Effective #2 filed 10/23/86.
(b) By Laws - Incorporated by reference as filed 8/19/86, Original Registration Statement
(c) Specimen copies of each security issued by Registrant - Incorporated by reference Pre-Effective #2 filed 10/23/86.
(d) Investment Management Agreement - Incorporated by reference Pre-Effective #2 filed 10/23/86.
(e)   Not Applicable
(f)   Not Applicable
(g) Custodian Agreement - Incorporated by reference as filed 12/22/87, Post-Effective No. 1
(h) Transfer and Dividend Paying Agent Agreement - Incorporated by reference as filed 8/19/86, Original Registration Statement
(i)   Opinion of Counsel - Incorporated by reference  Pre-Effective
      #3 filed 11/5/86.
(j)   Consent of Auditors - Enclosed
(k)   Financial    Statements   -   Annual    Audited   Report   to
      Shareholders, September 30, 1998 - Incorporated by reference, filed November 18, 1998
(l) Assurance Letter with respect to Initial Capital -Incorporated by reference as filed 8/19/86, Original Registration Statement
(m)   Not Applicable
(n)   Financial Data Schedule - Enclosed
(o)   Not Applicable

ITEM 24.   Persons  Controlled  By or  Under  Common  Control  with
           Registrant

To the knowledge of Registrant, the Registrant is not controlled by or under common control with any other person.

ITEM 25.   Indemnification

Section  5.3 of the  Trust's  Declaration  of  Trust,  attached  as
Exhibit  (b)(1)  of  Item  24,  provides  for   indemnification  of
certain persons acting on behalf of the Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons by the Trust's Declaration of Trust and By-Laws, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Trust reserves the right to purchase Professional Indemnity insurance coverage, the terms and conditions of which would conform generally to the standard coverage available to the investment company industry. Such coverage for the Funds would generally include losses incurred on account of any alleged negligent act, error or omission committed in connection with operation of the Funds, but excluding losses incurred arising out of any dishonest, fraudulent, criminal or malicious act committed or alleged to have been committed by the Trust. Such coverage for trustees and officers would generally include losses incurred by reason of any actual or alleged breach of duty, neglect, error, misstatement, misleading statement or other act of omission committed by such person in such a capacity, but would generally exclude losses incurred on account of personal dishonesty, fraudulent breach of trust, lack of good faith or intention to deceive or defraud, or willful failure to act prudently. Similar coverage by separate policies may be afforded the investment manager and its directors, officers and employees.

ITEM 26.  Business and Other Connections of Investment Adviser

See Part B, "Trustees and Officers," for the activities and affiliations of the officers and directors of the Investment Adviser. Currently, the Investment Adviser's sole business is to serve as Investment Adviser to the Trust.

ITEM 27.  Principal Underwriters

Inapplicable.

ITEM 28.  Location of Accounts and Records

All account books and records not normally held by the Custodian and Transfer Agent are held by the Trust in the care of Richard
S.  McCormick,  1325 4th Avenue,  Suite 2144,  Seattle,  Washington
98101.

ITEM 29.  Management Services

Inapplicable.

ITEM 30.  Undertakings

Registrant, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and further undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.




                          SIGNATURES

      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle, and
State of Washington on the 15th  day of       January      , 1999.

                         THE ELITE GROUP



  By:       /s/Richard      S.      McCormick
                   Richard S. McCormick

President

      Pursuant to the  requirements  of the Securities Act of 1933,
this   registration   statement   has  been  signed  below  by  the
following persons in the capacities and on the date indicated.



/s/Richard S. McCormick    Trustee/President (Chief Exec.Officer)      01/15/99
  Richard S. McCormick               (Title)                            (Date)


                                    Trustee, Treasurer & Secretary
      **                                  (Chief Financial Officer)    01/15/99



      *                                         Trustee                01/15/99
      Morgan J. O'Brien                    (Title)                      (Date)



      *                                         Trustee                01/15/99
      John P. Parker                      (Title)                       (Date)



      *                                    Trustee                     01/15/99
      Jack R. Policar                      (Title)                      (Date)

 *     /s/ Richard McCormick,
        Attorney-in-Fact,  under Powers of Attorney dated September 18, 1990

 **  /s/ Richard McCormick
       Attorney-in-Fact,  under  Powers of Attorney  dated  October 30, 1992







                              EXHIBITS

                           THE ELITE GROUP

                              FORM N-1A



                         INDEX OF EXHIBITS
           (Numbers coincide with Item 23 of Form N-1A)



            (j) Consent of Auditors

           (n)  Financial Data Schedule